Other payables and accrued liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Payables and Accruals [Abstract]
Salary payables	$ 746,559	¥ 5,084,738	¥ 4,989,909
Other payables and accrued expenses	340,674	2,320,299	1,153,949
Total other payables and accrued liabilities	$ 1,087,233	¥ 7,405,037	¥ 6,143,858